Dec. 31, 2018
AIG Senior Floating Rate Fund
AIG Senior Floating Rate Fund

SunAmerica Senior Floating Rate Fund, Inc.

AIG Senior Floating Rate Fund

(each, a “Fund”)

Supplement dated April 1, 2019

to each Fund’s Summary Prospectus and Prospectus, as supplemented and amended to date

Effective immediately, in the section of each Summary Prospectus entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the table is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.